Schedule of general and administrative expenses (Details) (USD $)	12 Months Ended
Nov. 30, 2013
General And Administrative Expenses Schedule Of General And Administrative Expenses 1	$ 415,163
General And Administrative Expenses Schedule Of General And Administrative Expenses 2	192,973
General And Administrative Expenses Schedule Of General And Administrative Expenses 3	2,636,090
General And Administrative Expenses Schedule Of General And Administrative Expenses 4	1,889,326
General And Administrative Expenses Schedule Of General And Administrative Expenses 5	283,493
General And Administrative Expenses Schedule Of General And Administrative Expenses 6	176,446
General And Administrative Expenses Schedule Of General And Administrative Expenses 7	296,753
General And Administrative Expenses Schedule Of General And Administrative Expenses 8	203,288
General And Administrative Expenses Schedule Of General And Administrative Expenses 9	187,827
General And Administrative Expenses Schedule Of General And Administrative Expenses 10	140,944
General And Administrative Expenses Schedule Of General And Administrative Expenses 11	118,333
General And Administrative Expenses Schedule Of General And Administrative Expenses 12	14,551
General And Administrative Expenses Schedule Of General And Administrative Expenses 13	70,387
General And Administrative Expenses Schedule Of General And Administrative Expenses 14	62,220
General And Administrative Expenses Schedule Of General And Administrative Expenses 15	4,008,046
General And Administrative Expenses Schedule Of General And Administrative Expenses 16	$ 2,679,748